EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2014
EQUITY METHOD INVESTMENT [Abstract]
EQUITY METHOD INVESTMENT
9	EQUITY METHOD INVESTMENT

The equity in income of the equity method investee in 2012 of RMB1,337 was the equity income recognized for the 40% equity investment in Yunnan Jian Zhijia Chain Drugstore Ltd. (“Yunnan Nepstar”). In 2012, Yunnan Nepstar declared and paid a cash dividend of RMB25,000 to Nepstar Pharmaceutical. For the purposes of the consolidated statement of cash flows, the amount of dividend received in 2012 of RMB11,175 that represents returns of the Company's investment has been reported as cash flows from investing activities.

In 2012, the Company's Board of Director approved the sale of the Group's 40% equity ownership in Yunnan Nepstar to Yunan Jianzhijia Holding Co. Ltd., a company 100% beneficially owned by a director of Yunnan Nepstar, for a total cash consideration of RMB81,480. A gain of RMB68,440 was recognized from disposal of an equity method investee upon completion of the sale. The gain was measured as the difference between cash consideration received and the carrying amount of the investment at the time of completion of the sales. The cash consideration of the transaction was received by the Company on December 28, 2012.